Accounts receivable - Net: (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2016
Allowance account for credit losses of financial assets	$ 179,639	$ 173,398		$ 179,639	$ 173,398
Allowance account for credit losses of financial assets	179,639	173,398
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	128,000
Trade receivables [member]
Allowance account for credit losses of financial assets		173,398			173,398	$ 128,221
Allowance account for credit losses of financial assets		173,398
Utilisation, allowance account for credit losses of financial assets	(35,403)	36,621	$ (510)
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	20,128	6,690
Utilisation Of valuation Provision Due To Adoption Of IFRS 9	18,284
Trade receivables [member] | Airplan [Member]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 3,232	2,376
Trade receivables [member] | Financial assets past due but not impaired [member]
Current trade receivables				$ 275,490	192,805
Trade receivables [member] | Not later than three months [member]
Current trade receivables					137,155
Trade receivables [member] | Later than three months and not later than six months [member]
Current trade receivables					71,049
Trade receivables [member] | Later than six months and not later than one year [member]
Current trade receivables					157,999
Trade receivables [member] | Current [member]
Current trade receivables					366,203
Allowance account for credit losses of financial assets		173,398			$ 173,398
Allowance account for credit losses of financial assets		$ 173,398